Other current receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
VAT receivables	$ 1,056	$ 771	$ 943
Witholding receivables	226	0	0
Receivables from employees	0	0	20
Other receivables	148	6	0
Other receivables	$ 1,430	$ 777	$ 963